Sharon Tomko
Talcott Resolution Law Group
Talcott Resolution Life Insurance Company
1 American Row
Hartford, CT 06103
Tel. 1-860-791-0119
sharon.tomko@talcottresolution.com

December 21, 2023

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on December 21, 2023.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0119.

Very truly yours,

/s/ Sharon Tomko
Sharon Tomko
PM, Registered Product Filings
Enclosure

Exhibit A
Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
File No. 033-06952    The Director Series II-V
File No. 033-73570    The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I
File No. 333-69485    The Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 333-101923    The Director VIII/VIIIR
First Horizon Director II
The BB&T Director III/IIIR
AmSouth VA III/IIIR
The Director Select III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
Talcott Resolution Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-119414    The Director M
First Horizon Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
Talcott Resolution Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    PRM III
Huntington PRM III
File No. 333-101932    Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Leaders / Chase I/II
Classic Leaders
Leaders Select I
Huntington Leaders I
Select Leaders V
File No. 333-101954    Leaders Outlook II/IIR/III
Nations Outlook II/IIR
Huntington Leaders Outlook II/IIR/III
Classic Leaders Outlook II/IIR/III
Leaders Select Outlook
Select Leaders Outlook III
Talcott Resolution Life Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73566    Putnam Capital Manager V
File No. 033-17207    Putnam Capital Manager I-IV